Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Other intangible assets
Goodwill	$ 79,776	$ 79,776
Accumulated impairment losses	164,301
Intangible assets-subject to amortization
Accumulated amortization	(21,239)	(20,402)
Accumulated impairment	12,153	12,153
Net Carrying Amount	1,745
Intangible Assets, Net Excluding Goodwill
Historical Cost	65,629	65,629
Net Carrying Amount	32,237	33,074
Amortization expense	838	838	$ 1,185
Future amortization expense of amortizable intangible assets
2017	838
2018	838
2019	69
Net Carrying Amount	1,745
Gaming licenses
Intangible assets-subject to amortization
Gross Carrying Amount	12,500	12,500
Accumulated amortization	(347)	(347)
Accumulated impairment	12,153	12,153
Customer relationships
Intangible assets-subject to amortization
Gross Carrying Amount	6,700	6,700
Accumulated amortization	(4,955)	(4,118)
Net Carrying Amount	$ 1,745	2,582
Intangible Assets, Net Excluding Goodwill
Amortization period	8 years
Weighted average remaining life	2 years 1 month 6 days
Future amortization expense of amortizable intangible assets
Net Carrying Amount	$ 1,745	2,582
Customer lists
Intangible assets-subject to amortization
Gross Carrying Amount	15,393	15,393
Accumulated amortization	$ (15,393)	(15,393)
Customer lists | Minimum
Intangible Assets, Net Excluding Goodwill
Amortization period	2 years
Customer lists | Maximum
Intangible Assets, Net Excluding Goodwill
Amortization period	4 years
Tradename
Intangible assets-subject to amortization
Gross Carrying Amount	$ 544	544
Accumulated amortization	$ (544)	(544)
Intangible Assets, Net Excluding Goodwill
Amortization period	1 year 6 months
Gaming licenses
Indefinite-lived assets
Gross and net carrying amount	$ 23,343	23,343
Trademarks
Indefinite-lived assets
Gross and net carrying amount	$ 7,149	$ 7,149